Property, Plant and Equipment - Self Constructed PP&E and Commitments (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment
Property, plant and equipment	€ 3,120	€ 3,342
Self-constructed Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment	€ 74	€ 63